Mineral Properties, Plant and Equipment, Exploration and Evaluation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Abstract]
Schedule of Reconciliation of Changes in Mineral Properties, Plant and Equipment, Exploration and Evaluation

	Note	Mineral properties (1)	Plant and equipment (2)	Exploration and evaluation	Total
Cost
At January 1, 2017		$176,503	$112,385	$84,190	$373,078
Expenditures		13,444	9,190	16,995	39,629
Change in reclamation obligation	12	723	-	-	723
At December 31, 2017		190,670	121,575	101,185	413,430
Accumulated depreciation, depletion and impairment
At January 1, 2017		157,856	92,243	8,678	258,777
Depreciation and depletion		4,179	1,350	-	5,529
At December 31, 2017		162,035	93,593	8,678	264,306
Carrying amount at December 31, 2017		$28,635	$27,982	$92,507	$149,124

	Note	Mineral properties (1)	Plant and equipment (2)	Exploration and evaluation	Total
Cost
At January 1, 2016		$176,089	$104,361	$108,253	$388,703
Expenditures		1,303	8,024	5,839	15,166
Caballo Blanco Property sale	5	-	-	(29,902)	(29,902)
Change in reclamation obligation	12	(889)	-	-	(889)
At December 31, 2016		176,503	112,385	84,190	373,078
Accumulated depreciation, depletion and impairment
At January 1, 2016		166,166	93,157	8,678	268,001
Depreciation and depletion		10,201	4,274	-	14,475
Impairment of exploration and evaluation	5	-	-	12,737	12,737
Caballo Blanco Property sale	5	-	-	(12,737)	(12,737)
Impairment reversal of mineral properties, plant and equipment	6	(18,511)	(5,188)	-	(23,699)
At December 31, 2016		157,856	92,243	8,678	258,777
Carrying amount at December 31, 2016		$18,647	$20,142	$75,512	$114,301

(1)	At December 31, 2017, mineral properties included deferred stripping costs with a carrying value of $9,582 (December 31, 2016 - $nil).
(2)	Plant and equipment includes construction-in-progress assets of $14,727 (December 31, 2016 - $13,590).

Schedule of Carrying Amount of Mineral Properties, Plant and Equipment Exploration and Evaluation by Segment
a)	Carrying amount by segment

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2017
San Francisco Mine	$28,635	$13,791	$1,043	$43,469
Ana Paula Project	-	14,041	91,464	105,505
Other	-	150	-	150
	$28,635	$27,982	$92,507	$149,124

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2016
San Francisco Mine	$18,647	$7,730	$496	$26,873
Ana Paula Project	-	12,412	75,016	87,428
	$18,647	$20,142	$75,512	$114,301